Summarized Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 356	$ 355	$ 340
Accumulated amortization	147	142	121
Trademarks And Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	26	26	26
Accumulated amortization	16	16	15
Customer Contracts And Lists
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	258	257	245
Accumulated amortization	81	77	63
Patents
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	60	60	56
Accumulated amortization	41	40	35
Other - Primarily Licensing Rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12	12	13
Accumulated amortization	$ 9	$ 9	$ 8